Derivative financial instruments - Schedule of Maturity of Financial Instruments (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Total	$ 1,362,048	$ 546,504
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	670,393	147,448
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	50,263	173,415
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	604,867	215,516
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	36,525	10,125
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	374,654	252,793
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	235,973	1,937
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	153,415
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	128,556	87,316
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	10,125	10,125
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	987,394	293,711
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	434,420	145,511
Interest rate swaps | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	50,263	20,000
Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	476,311	128,200
Interest rate swaps | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 26,400	$ 0